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TABLE OF CONTENTS

SENIOR VICE PRESIDENT'S LETTER
SCHEDULE OF CHANGES IN UNIT VALUES


FUND REPORTS

   THE ALGER AMERICAN FUND SEMI-ANNUAL REPORT
   Alger American Growth Portfolio
   Alger American MidCap Growth Portfolio
   Alger American Small Cap Portfolio

   CIGNA VARIABLE PRODUCTS GROUP SEMI-ANNUAL REPORT
   TimesSquare VP Core Plus Bond Fund
   TimesSquare VP Money Market Fund
   TimesSquare VP S&P 500 Index Fund

   FIDELITY VARIABLE INSURANCE PRODUCTS FUND SEMI-ANNUAL REPORT
   Fidelity VIP Equity-Income Portfolio
   Fidelity VIP High Income Portfolio
   Fidelity VIP II Investment Grade Bond Portfolio

   GOLDMAN SACHS VARIABLE INSURANCE TRUST SEMI-ANNUAL REPORT
   Goldman Sachs MidCap Value Fund

   JANUS ASPEN SERIES TRUST SEMI-ANNUAL REPORT
   Janus Aspen Series Balanced Portfolio
   Janus Aspen Series Worldwide Growth Portfolio

   MFS(R) VARIABLE INSURANCE TRUST SEMI-ANNUAL REPORT
   MFS Emerging Growth Series
   MFS Total Return Series

   PIMCO ADVISORS VIT SEMI-ANNUAL REPORT
   OpCap Equity Portfolio
   OpCap Small Cap Portfolio
   OpCap Managed Portfolio

   PIMCO VARIABLE INSURANCE TRUST SEMI-ANNUAL REPORT
   PIMCO High Yield Portfolio

   SCUDDER INVESTMENTS VIT FUNDS TRUST SEMI-ANNUAL REPORT
   Scudder VIT EAFE(R) Equity Index FunD
   Scudder VIT Small Cap Index Fund

   TEMPLETON VARIABLE PRODUCTS SERIES FUND SEMI-ANNUAL REPORT
   Templeton International Securities Fund - Class 1

   VANGUARD(R) VARIABLE INSURANCE FUND SEMI-ANNUAL REPORT
   Vanguard Small Company Growth Portfolio

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                                                                [CIGNA logo]


Dear CIGNA Client:

It is a pleasure to provide you with this Semi-Annual report on the performance of your Corporate Variable Life Insurance product for the period ending June 30, 2004.

The report includes financial data for each of the portfolio options available under your product. I hope you will take a few minutes to read it carefully.

Your Corporate Variable Universal Life Product is designed specifically to meet your needs in the corporate marketplace. The CIGNA Corporate Insurance Team is dedicated to meeting your executive benefit funding needs with the sophisticated financial solutions that are essential to attracting and retaining executive talent - the talent needed to grow a business in this increasingly competitive market.

We're extremely proud to have you as a client and look forward to an enduring partnership built on understanding, trust, and our ability to provide financial solutions of recognized value to your organization.

If you have any questions or comments about this report, please feel free to call Jacob Galloza, Assistant Vice President for CIGNA's Corporate Insurance Department at 860.534.4608. Jacob is available Monday through Friday, 8 am to 5 pm.

Sincerely,

/s/ Ian Glew

Ian Glew
Senior Vice President

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                                 CG CORPORATE INSURANCE VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT 02
                                                 SCHEDULE OF CHANGES IN UNIT VALUES
                                                     PERIOD ENDED JUNE 30, 2004

                                                              UNAUDITED

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                                                                                               Accumulation
                                                 Date Initially   Accumulation   Accumulation   Unit Value     % Change   % Change
                                                     Funded        Unit Value     Unit Value     6/30/2004    Inception  12/31/2003
Sub-Account                                     (Inception Date)  at Inception    12/31/2003        YTD         to YTD     to YTD
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
CONTRACTS SOLD BEFORE MAY 1, 1998
Alger American Growth Portfolio                     2/24/97        10.000000      14.912393      15.292575      52.93       2.55
Alger American MidCap Growth Portfolio              2/24/97        10.000000      19.423226      20.508619     105.09       5.59
Alger American Small Capitalization Portfolio       3/31/97        10.000000      10.584408      11.407487      14.07       7.78
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Fidelity VIP Equity-Income Portfolio                2/24/97        10.000000      14.861739      15.307282      53.07       3.00
Fidelity VIP High Income Portfolio                  1/29/97        10.000000      10.158279      10.178113       1.78       0.20
Fidelity VIP II Investment Grade Bond Portfolio     1/29/97        10.000000      15.455110      15.388656      53.89      (0.43)
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Goldman Sachs VIT Mid Cap Value Fund                2/21/03        10.000000      13.286477      14.598851      45.99       9.88
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Janus Aspen Series Worldwide Growth Portfolio       2/24/97        10.000000      13.777948      13.273917      32.74      (3.66)
Janus Aspen Series Balanced Fund                     7/3/00        10.000000       9.586341       9.721089      (2.79)      1.41
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MFS Emerging Growth Series                          1/29/97        10.000000      12.056291      12.618538      26.19       4.66
MFS Total Return Series                             2/24/97        10.000000      16.135111      16.467475      64.67       2.06
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OCC Equity Portfolio                                2/24/97        10.000000      13.287364      13.498941      34.99       1.59
OCC Managed Portfolio                               1/29/97        10.000000      13.167241      13.446218      34.46       2.12
OCC Small Cap Portfolio                             2/24/97        10.000000      17.691039      18.942127      89.42       7.07
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PIMCO Var Inv High Yield Fund                       8/28/02        10.000000      12.831588      12.787528      27.88      (0.34)
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Scudder VIT - EAFE(R) Equity Index Fund              3/8/99        10.000000       8.139409       8.432363     (15.68)      3.60
Scudder VIT - Small Cap Index Fund                   3/8/99        10.000000      13.857600      14.702352      47.02       6.10
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Templeton Foreign Securities Fund - Class 1         2/24/97        10.000000      12.434564      12.909498      29.09       3.82
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TimesSquare VP Money Market Fund                   12/24/96        10.008961*     12.205918      12.187686      21.77      (0.15)
TimesSquare VP S&P 500 Index Fund                   2/24/97        10.000000      14.000081      14.400786      44.01       2.86
TimesSquare VP Core Plus Bond Fund                  5/11/99        10.000000      13.147819      13.098876      30.99      (0.37)
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Vanguard VIF Small Company Growth Fund              9/11/02        10.000000      13.649724      14.385414      43.85       5.39
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CONTRACTS SOLD AFTER APRIL 30, 1998
Alger American Growth Portfolio                     1/21/99        10.000000       8.788751       9.026197      (9.74)      2.70
Alger American MidCap Growth Portfolio              1/21/99        10.000000      13.808475      14.601756      46.02       5.74
Alger American Small Capitalization Portfolio       6/17/98        10.000000       7.928106       8.557306     (14.43)      7.94
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Fidelity VIP Equity-Income Portfolio                1/21/99        10.000000      11.699806      12.068448      20.68       3.15
Fidelity VIP High Income Portfolio                  1/21/99        10.000000       9.242482       9.274280      (7.26)      0.34
Fidelity VIP II Investment Grade Bond Portfolio     6/17/98        10.000000      14.024186      13.984625      39.85      (0.28)
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Goldman Sachs VIT Mid Cap Value Fund                9/11/02        10.000000      12.275023      13.507508      35.08      10.04
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Janus Aspen Series Worldwide Growth Portfolio       1/21/99        10.000000       9.354069       9.025264      (9.75)     (3.52)
Janus Aspen Series Balanced Fund                    6/19/00        10.000000       9.428810       9.575544      (4.24)      1.56
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MFS Emerging Growth Series                          1/21/99        10.000000       7.700300       8.071370     (19.29)      4.82
MFS Total Return Series                             5/17/99        10.000000      12.288240      12.559984      25.60       2.21
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OCC Equity Portfolio                                 9/1/99        10.000000      10.114552      10.290865       2.91       1.74
OCC Managed Portfolio                               1/21/99        10.000000      11.078506      11.330027      13.30       2.27
OCC Small Cap Portfolio                             1/21/99        10.000000      17.102340      18.338970      83.39       7.23
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PIMCO Var Inv High Yield Fund                      10/24/02        10.000000      13.376758      13.350625      33.51      (0.20)
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Scudder VIT - EAFE(R) Equity Index Fund            11/11/99        10.000000       7.055216       7.319998     (26.80)      3.75
Scudder VIT - Small Cap Index Fund                  4/21/99        10.000000      13.084694      13.902936      39.03       6.25
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Templeton Foreign Securities Fund - Class 1         6/17/98        10.000000      10.238780      10.645630       6.46       3.97
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TimesSquare VP Money Market Fund                    6/17/98        10.000000      11.639528      11.639403      16.39      (0.00)
TimesSquare VP S&P 500 Index Fund                   6/17/98        10.000000      10.304541      10.615210       6.15       3.01
TimesSquare VP Core Plus Bond Fund                   6/2/99        10.000000      13.494854      13.464588      34.65      (0.22)
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Vanguard VIF Small Company Growth Fund              9/11/02        10.000000      13.702747      14.462730      44.63       5.55
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
* Accumulation unit value as of 12/31/96.

Accumulation Unit Values are net of charges against the assets of the Variable Account for the assumption of mortality and expense risks and for administrative expenses.
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